Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Securities
Amortized cost	$ 115,509	$ 122,102	$ 106,590
Loans
Consumer instalment and other personal	103,569	104,357	86,103
Credit cards	11,700	11,063	9,663
Business and government	347,225	355,972	309,310
Deposits	883,569	875,443	769,478
Securitization and structured entities' liabilities	26,667	25,759	27,068
Other liabilities	60,641	62,535	45,332
Subordinated debt	8,062	$ 8,195	8,150
Fair Value [member]
Securities
Amortized cost	105,860		94,832
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	115,509		106,590
Loans
Residential mortgages	170,230		148,569
Consumer instalment and other personal	102,821		85,612
Credit cards	11,343		9,387
Business and government	339,637		302,079
Loans net of allowance for loan losses	624,031		545,647
Deposits	847,067		742,419
Securitization and structured entities' liabilities	24,290		25,816
Other liabilities	3,953		4,088
Subordinated debt	8,062		8,150
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost	105,860		94,832
Loans
Residential mortgages	163,837		142,526
Consumer instalment and other personal	100,614		83,948
Credit cards	11,343		9,387
Business and government	338,216		300,173
Loans net of allowance for loan losses	614,010		536,034
Deposits	844,201		739,339
Securitization and structured entities' liabilities	23,480		24,989
Other liabilities	3,239		3,181
Subordinated debt	$ 7,800		$ 7,743